Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	12,078,021
Proposed Maximum Offering Price per Unit	37.115
Maximum Aggregate Offering Price	$ 448,275,749.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 61,906.88
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") also covers any additional shares of common stock, par value $0.01 per share ("Common Stock") of Valvoline Inc., a Kentucky corporation ("Valvoline" or the "Registrant") that may be offered or sold pursuant to the Valvoline Inc. 2026 Omnibus Incentive Plan to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based on the average of the high ($37.58) and low ($36.65) sales price per share of the Registrant's Common Stock as reported on the New York Stock Exchange on February 9, 2026.